Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under Operating Leases
Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2018, are approximately as follows:

2019	$838
2020	707
2021	505
2022	73

$2,123